Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021	Feb. 28, 2020
Income Tax Disclosure [Abstract]
Federal		$ 1.3	$ 0.0	$ (30.4)
State and Local		0.8	1.0	1.9
Foreign		14.9	10.0	12.9
Current Income Tax Expense (Benefit)		17.0	11.0	(15.6)
Federal		(2.3)	(14.0)	13.7
State and Local		1.4	(1.3)	(1.1)
Foreign		0.2	1.9	2.8
Deferred Income Tax Expense (Benefit)		(0.7)	(13.4)	15.4
Income tax expense (benefit)		16.3	(2.4)	(0.2)
Income (Loss) from Continuing Operations before Income Taxes, Domestic		2.1	(38.0)	(10.1)
Foreign		49.5	39.6	36.0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		$ 51.6	1.6	25.9
U.S. federal statutory tax rate		21.00%
Tax expense at the U.S. federal statutory rate		$ 10.8	0.3	5.4
State and local income taxes, net of federal tax effect		2.0	(0.2)	0.6
Foreign operations, less applicable foreign tax credits (1)	[1]	4.0	3.1	5.4
Impact of the CARES Act (2)	[2]	0.0	0.0	(11.7)
Contingent consideration (3)	[3]	0.9	0.0	0.0
Valuation allowance provisions and adjustments (4)	[4]	1.0	(2.7)	0.4
Goodwill impairment charge (5)	[5]	0.0	0.0	3.4
COLI income (6)	[6]	(0.4)	(1.3)	(2.7)
Impact of change to non-U.S. federal statutory tax rates (7)	[7]	(0.1)	(0.3)	0.4
Officer compensation limitation		1.0	1.3	1.9
Research tax credit		(2.9)	(2.4)	(3.0)
Other U.S. domestic tax credits		(0.3)	(0.7)	(0.3)
Stock compensation		0.4	0.3	0.1
Other		(0.1)	0.2	(0.1)
Employee benefit plan obligations		52.5	51.6
Deferred Tax Asset, Operating Lease Obligations		55.0	58.4
Foreign and domestic net operating loss carryforwards		35.8	40.2
Reserves and accruals		18.0	16.1
Tax credit carryforwards		17.9	26.2
Other, net		14.4	14.7
Deferred Tax Assets, Gross		193.6	207.2
Valuation Allowances		(4.3)	(3.7)
Deferred Tax Assets, Net of Valuation Allowance		189.3	203.5
Deferred Income Tax Liability		50.9	54.1
Property, plant and equipment		28.9	26.5
Intangible assets		0.2	11.7
Deferred Tax Liabilities, Net		80.0	92.3
Deferred Tax Assets, Net		109.3	111.2
Deferred Income Taxes and Other Assets, Noncurrent		117.3	121.2
Deferred Income Taxes and Other Tax Liabilities, Noncurrent		8.0	10.0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		(3.1)
Income taxes receivable		5.3	41.7
Income taxes payable		4.8	7.6
Tax Credit Carryforward [Line Items]
Foreign and domestic net operating loss carryforwards		35.8	40.2
Tax credit carryforwards		17.9	26.2
Deferred Tax Assets, Operating Loss Carryforwards net of federal tax benefit on State Losses		36.5
Tax effected operating loss carryforwards, valuation allowances		(3.1)
Tax credit carryforward, valuation allowance		0.0
Deferred Tax Assets, Operating Loss Carryforwards, Net		33.4
Tax Credit Carryforward, Deferred Tax Asset, Net		17.9
Net operating loss and tax credit carryforwards		51.3
Unrecognized Tax Benefits		2.0	2.1	2.3	$ 2.0
Gross decreases - tax positions in prior period		0.0	0.0	0.0
Currency translation adjustment		(0.1)	$ (0.2)	$ (0.3)
Liability for Uncertain Tax Positions presented net in underlying deferred tax asset		2.0
Federal [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.2
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		0.8
Foreign and domestic net operating loss carryforwards		0.2
Tax effected operating loss carryforwards, valuation allowances		0.0
Deferred Tax Assets, Operating Loss Carryforwards, Net		0.2
State [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		52.6
Deferred Tax Assets, Operating Loss Carryforwards net of federal tax benefit on State Losses		3.0
Tax effected operating loss carryforwards, valuation allowances		0.0
Deferred Tax Assets, Operating Loss Carryforwards, Net		3.0
International [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		33.3
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		131.9
Foreign and domestic net operating loss carryforwards		33.3
Tax effected operating loss carryforwards, valuation allowances		(3.1)
Deferred Tax Assets, Operating Loss Carryforwards, Net		30.2
Within One Year [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.0
Tax credit carryforwards		0.0
Tax Credit Carryforward [Line Items]
Foreign and domestic net operating loss carryforwards		0.0
Tax credit carryforwards		0.0
Within One Year [Member] | Federal [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.0
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		0.0
Foreign and domestic net operating loss carryforwards		0.0
Within One Year [Member] | State [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.0
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		0.0
Foreign and domestic net operating loss carryforwards		0.0
Within One Year [Member] | International [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.0
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		0.0
Foreign and domestic net operating loss carryforwards		0.0
In Five or More Years [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		3.5
Tax credit carryforwards		17.9
Tax Credit Carryforward [Line Items]
Foreign and domestic net operating loss carryforwards		3.5
Tax credit carryforwards		17.9
In Five or More Years [Member] | Federal [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.2
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		0.8
Foreign and domestic net operating loss carryforwards		0.2
In Five or More Years [Member] | State [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		2.6
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		45.8
Foreign and domestic net operating loss carryforwards		2.6
In Five or More Years [Member] | International [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.7
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		3.0
Foreign and domestic net operating loss carryforwards		0.7
No Expiration Date [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		33.0
Tax credit carryforwards		0.0
Tax Credit Carryforward [Line Items]
Foreign and domestic net operating loss carryforwards		33.0
Tax credit carryforwards		0.0
No Expiration Date [Member] | Federal [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.0
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		0.0
Foreign and domestic net operating loss carryforwards		0.0
No Expiration Date [Member] | State [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		0.4
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		6.8
Foreign and domestic net operating loss carryforwards		0.4
No Expiration Date [Member] | International [Member]
Income Tax Disclosure [Abstract]
Foreign and domestic net operating loss carryforwards		32.6
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, gross		128.9
Foreign and domestic net operating loss carryforwards		$ 32.6

[1]	The foreign operations, less applicable foreign tax credits, amounts include the rate differential between local statutory rates and the U.S. rate on foreign operations.
[2]	In Q1 2021, the U.S. government enacted the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which enabled companies to carry back tax losses to years prior to the enactment of the Tax Cuts and Jobs Act when the federal statutory income tax rate was 35%.
[3]	In 2023, we recorded an increase in the fair value of the contingent consideration liability related to the acquisition of Viccarbe which is non-deductible for tax purposes.
[4]	The valuation allowance provisions and adjustments are based on current year activity, which are further detailed below.
[5]	We recorded a goodwill impairment charge related to our Orangebox U.K. reporting unit which is non-deductible for tax purposes.
[6]	The increase in the cash surrender value of COLI policies, net of normal insurance expenses, plus maturity benefits are non-taxable.
[7]	Changes to the statutory tax rates, primarily in the U.K. and France, resulted in the revaluation of certain deferred tax assets in those jurisdictions.